Other Payables	12 Months Ended
Dec. 31, 2018
Other Payables [Abstract]
Other Payables

Note 8 - Other Payables

	As of December 31
	2018	2017
	USD thousands

Due to related parties – payroll related	910	1,059
Due to GHP (Note 5A)	167	167
Accrued expenses	852	326
Government authorities	65	107
Payroll related payables	61	87
	2,055	1,746